Prepayments and Other Current Assets, Net - Schedule of movement in the allowance for credit losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	¥ 102,161	$ 14,389	¥ 92,695
Addition	29,401	4,141	3,156
Foreign Exchange effect	(1,319)	(186)	(6,310)
Ending balance	132,881	18,716	102,161
Prepaid Expenses and Other Current Assets [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	99,943	14,077	102,985
Addition	12,243	1,724	19,266
Amounts written off	0	0	(27,623)
Foreign Exchange effect	940	132	5,315
Ending balance	¥ 113,126	$ 15,933	¥ 99,943